Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Depreciation expense	$ 3.1	$ 1.8	$ 1.1
Software and Construction in Progress
Property Plant And Equipment [Line Items]
Assets held under capital lease	1.6	1.6
Assets held under capital lease, accumulated amortization	$ 0.4	$ 0.1